Note 10 - Commitments and Contingent Liabilities (Details) - Operating Leases Minimum Rent Due $ in Thousands	Dec. 31, 2014 USD ($)
Operating Leases Minimum Rent Due [Abstract]
2015	$ 912
2016	685
2017	642
2018	634
2019	577
Thereafter	393
Total	$ 3,843